Intangible Assets and Goodwill Table (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	$ 68,634	[1]	$ 131,614	[1]
Finite-Lived Intangible Assets, Accumulated Amortization	(56,537)	[1]	(112,502)	[1]
Finite-Lived Intangible Assets, Net	12,097	[1]	19,112	[1]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	66,500		66,400
Goodwill	642,329		635,313
Intangible Assets Including Goodwill Gross	777,463		833,327
Intangible Assets Including Goodwill	720,926		720,825
Finite-Lived Intangible Assets, Remaining Amortization Period	8.9
Intangible Assets Including Goodwill [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(56,537)		(112,502)
Renewable Investment Advisory Rights [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	64,600		64,500
Trade Names [Member]
Intangible Assets Including Goodwill [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,900		1,900
Customer Relationships [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	56,492	[2]	119,472	[2]
Finite-Lived Intangible Assets, Accumulated Amortization	(45,958)	[2]	(103,552)	[2]
Finite-Lived Intangible Assets, Net	10,534	[2]	15,920	[2]
Finite-Lived Intangible Assets, Remaining Amortization Period	9.3
Noncompete Agreements [Member]
Intangible Assets Including Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	12,142	[3]	12,142	[3]
Finite-Lived Intangible Assets, Accumulated Amortization	(10,579)	[3]	(8,950)	[3]
Finite-Lived Intangible Assets, Net	$ 1,563	[3]	$ 3,192	[3]
Finite-Lived Intangible Assets, Remaining Amortization Period	6.9

[1]	Weighted average amortization period of 8.9 years at December 31, 2011
[2]	Weighted average amortization period of 9.3 years at December 31, 2011
[3]	Weighted average amortization period of 6.9 years at December 31, 2011